UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Meeder Asset Management, Inc.
          ----------------------------------------------------------------------
Address:  6000 Memorial Drive
          ----------------------------------------------------------------------
          Dublin, OH 43017
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-1512
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wesley F. Hoag
          ----------------------------------------------------------------------
Title:    Vice President and General Counsel
          ----------------------------------------------------------------------
Phone:    614-766-7000
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Wesley F. Hoag                  Dublin, OH                        02-05-2002
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 173
                                        -------------------

Form 13F Information Table Value Total: $  161,670
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

PAGE:    1 OF:   2      FORM 13F      NAME OF REPORTING MANAGER: Meeder Asset Management, Inc.            #28-1512    DATE:12/31/01

--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
                    |               |           |              |            |                      |       |
      ITEM 1:       |   ITEM 2:     | ITEM 3:   |    ITEM 4:   |   ITEM 5:  |        ITEM 6:       |ITEM 7:|        ITEM 8:
   NAME OF ISSUER   |TITLE OF CLASS | CUSIP     |  FAIR MARKET | SHARES OR  |INVESTMENT  DISCRETION|MANAGER| VOTING  AUTHORITY
                    |               | NUMBER    |     VALUE    | PRINC. AMT.|  SOLE  SHARED  OTHER |       |SOLE    SHARED    NONE
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Abbott Labs         | COMMON STOCK  |002824100  |       335,615|       6,020|          X           |   01  |           6020
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
American Home Prods | COMMON STOCK  |026609107  |       400,067|       6,520|          X           |   01  |           6520
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
American Int'l.     | COMMON STOCK  |026874107  |       825,760|      10,400|          X           |   01  |          10400
Group               |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
AMGEN               | COMMON STOCK  |031162100  |       233,662|       4,140|          X           |   01  |           4140
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
America Online Time | COMMON STOCK  |00184A105  |       569,775|      17,750|          X           |   01  |          17750
Warner Inc.         |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
AT&T Wireless Servic| COMMON STOCK  |00209A106  |       175,731|      12,229|          X           |   01  |          12229
es Inc.             |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
BankAmerica Corp.   | COMMON STOCK  |060505104  |       468,978|       7,450|          X           |   01  |           7450
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Bellsouth Corp.     | COMMON STOCK  |079860102  |       280,784|       7,360|          X           |   01  |           7360
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Bristol Myers Squibb| COMMON STOCK  |110122108  |       329,460|       6,460|          X           |   01  |           6460
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Citigroup Inc.      | COMMON STOCK  |172967101  |     1,095,416|      21,700|          X           |   01  |          21700
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Cisco Systems Inc.  | COMMON STOCK  |17275R102  |       518,670|      28,640|          X           |   01  |          28640
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
ChevronTexaco Corp. | COMMON STOCK  |166764100  |       363,458|       4,056|          X           |   01  |           4056
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Dell Computer Corp. | COMMON STOCK  |247025109  |       222,876|       8,200|          X           |   01  |           8200
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Walt Disney Co.     | COMMON STOCK  |254687106  |       213,416|      10,300|          X           |   01  |          10300
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Federal National    | COMMON STOCK  |313586109  |       512,775|       6,450|          X           |   01  |           6450
Mortgage Assoc.     |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
General Electric Co.| COMMON STOCK  |369604103  |     1,551,096|      38,700|          X           |   01  |          38700
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Home Depot Inc.     | COMMON STOCK  |437076102  |       402,979|       7,900|          X           |   01  |           7900
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Int'l. Business     | COMMON STOCK  |459200101  |       914,458|       7,560|          X           |   01  |           7560
Machines            |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Intel               | COMMON STOCK  |458140100  |       833,740|      26,510|          X           |   01  |          26510
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Johnson & Johnson   | COMMON STOCK  |478160104  |       760,026|      12,860|          X           |   01  |          12860
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
J.P. Morgan Chase & | COMMON STOCK  |46625H100  |       345,325|       9,500|          X           |   01  |           9500
Company             |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Coca Cola           | COMMON STOCK  |191216100  |       400,775|       8,500|          X           |   01  |           8500
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Lilly, Eli & Co.    | COMMON STOCK  |532457108  |       272,534|       3,470|          X           |   01  |           3470
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Lucent Technologies | COMMON STOCK  |549463107  |        99,666|      15,820|          X           |   01  |          15820
Inc.                |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
McDonalds Corp.     | COMMON STOCK  |580135101  |       203,819|       7,700|          X           |   01  |           7700
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Medtronic Inc.      | COMMON STOCK  |585055106  |       235,566|       4,600|          X           |   01  |           4600
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Philip Morris Cos.  | COMMON STOCK  |718154107  |       444,745|       9,700|          X           |   01  |           9700
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Merck & Co., Inc.   | COMMON STOCK  |589331107  |       489,804|       8,330|          X           |   01  |           8330
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
COLUMN TOTALS:      |               |           |    13,500,974|            |                      |       |


PAGE:    2 OF:   2      FORM 13F      NAME OF REPORTING MANAGER: Meeder Asset Management, Inc.            #28-1512    DATE:12/31/01

--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
                    |               |           |              |            |                      |       |
      ITEM 1:       |   ITEM 2:     | ITEM 3:   |    ITEM 4:   |   ITEM 5:  |        ITEM 6:       |ITEM 7:|        ITEM 8:
   NAME OF ISSUER   |TITLE OF CLASS | CUSIP     |  FAIR MARKET | SHARES OR  |INVESTMENT  DISCRETION|MANAGER| VOTING  AUTHORITY
                    |               | NUMBER    |     VALUE    | PRINC. AMT.|  SOLE  SHARED  OTHER |       |SOLE    SHARED    NONE
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Microsoft Corp.     | COMMON STOCK  |594918104  |     1,415,763|      21,370|          X           |   01  |          21370
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Morgan Stanley Dean | COMMON STOCK  |617446448  |       282,497|       5,050|          X           |   01  |           5050
Witter & Co.        |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Oracle Corporation  | COMMON STOCK  |68389X105  |       292,634|      21,190|          X           |   01  |          21190
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Pepsico Inc.        | COMMON STOCK  |713448108  |       311,616|       6,400|          X           |   01  |           6400
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Pfizer Inc.         | COMMON STOCK  |717081103  |     1,138,515|      28,570|          X           |   01  |          28570
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Proctor & Gamble    | COMMON STOCK  |742718109  |       356,085|       4,500|          X           |   01  |           4500
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Royal Dutch Pete    | COMMON STOCK  |780257804  |       416,670|       8,500|          X           |   01  |           8500
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
SBC Communications  | COMMON STOCK  |78387G103  |       571,647|      14,594|          X           |   01  |          14594
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Schering Plough Corp| COMMON STOCK  |806605101  |       216,651|       6,050|          X           |   01  |           6050
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Sun Microsystems    | COMMON STOCK  |866810104  |       135,300|      11,000|          X           |   01  |          11000
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
AT&T Corp           | COMMON STOCK  |001957109  |       245,253|      13,520|          X           |   01  |          13520
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Tyco International  | COMMON STOCK  |902124106  |       512,430|       8,700|          X           |   01  |           8700
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Viacom Inc          | COMMON STOCK  |925524308  |       284,900|       6,453|          X           |   01  |           6453
Class B             |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Verizon             | COMMON STOCK  |92343V104  |       510,907|      10,765|          X           |   01  |          10765
Communications      |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Worldcom Inc. -     | COMMON STOCK  |98157D106  |       195,811|      13,907|          X           |   01  |          13907
worldcom Group      |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Wells Fargo Company | COMMON STOCK  |949746101  |       352,107|       8,100|          X           |   01  |           8100
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Wal Mart Stores Inc.| COMMON STOCK  |931142103  |       949,575|      16,500|          X           |   01  |          16500
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Exxon Corporation   | COMMON STOCK  |30231G102  |     1,081,693|      27,524|          X           |   01  |          27524
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
COLUMN TOTALS:      |               |           |     9,270,052|            |                      |       |
GRAND TOTAL:        |               |           |    22,771,026|            |                      |       |


PAGE:    1 OF:   1      FORM 13F      NAME OF REPORTING MANAGER: Meeder Asset Management, Inc.            #28-1512    DATE:12/31/01

--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
                    |               |           |              |            |                      |       |
      ITEM 1:       |   ITEM 2:     | ITEM 3:   |    ITEM 4:   |   ITEM 5:  |        ITEM 6:       |ITEM 7:|        ITEM 8:
   NAME OF ISSUER   |TITLE OF CLASS | CUSIP     |  FAIR MARKET | SHARES OR  |INVESTMENT  DISCRETION|MANAGER| VOTING  AUTHORITY
                    |               | NUMBER    |     VALUE    | PRINC. AMT.|  SOLE  SHARED  OTHER |       |SOLE    SHARED    NONE
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
AES Corp.           | COMMON STOCK  |00130H105  |       264,134|      16,155|          X           |   02  |          16155
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Alltel Corp.        | COMMON STOCK  |020039103  |     1,363,307|      22,085|          X           |   02  |          22085
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
AGL Resources Inc.  | COMMON STOCK  |001204106  |       892,140|      38,755|          X           |   02  |          38755
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
American Water      | COMMON STOCK  |030411102  |     2,418,369|      57,925|          X           |   02  |          57925
Works Inc.          |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Bellsouth Corp.     | COMMON STOCK  |079860102  |       749,838|      19,655|          X           |   02  |          19655
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
CenturyTel          | COMMON STOCK  |156700106  |     1,071,576|      32,670|          X           |   02  |          32670
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
DQE Inc.            | COMMON STOCK  |23329J104  |       638,698|      33,740|          X           |   02  |          33740
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Energy East Corp.   | COMMON STOCK  |29266M109  |       736,147|      38,765|          X           |   02  |          38765
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
El Paso Corporation | COMMON STOCK  |28336L109  |     1,311,980|      29,410|          X           |   02  |          29410
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Sprint Corp.        | COMMON STOCK  |852061100  |       550,794|      27,430|          X           |   02  |          27430
FON Group           |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Nicor Inc.          | COMMON STOCK  |654086107  |       605,237|      14,535|          X           |   02  |          14535
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Idacorp Inc.        | COMMON STOCK  |451107106  |     1,289,050|      31,750|          X           |   02  |          31750
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Kinder Morgan Inc.UK| COMMON STOCK  |49455P101  |     1,457,964|      26,180|          X           |   02  |          26180
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Kinder Morgan       | COMMON STOCK  |494550106  |     2,307,701|      61,018|          X           |   02  |          61018
Energy Partners     |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
KeySpan Corp.       | COMMON STOCK  |49337W100  |     1,751,384|      50,545|          X           |   02  |          50545
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
MDU Res Group Inc.  | COMMON STOCK  |552690109  |       906,289|      32,195|          X           |   02  |          32195
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Mirant Corporation  | COMMON STOCK  |604675108  |       687,899|      42,940|          X           |   02  |          42940
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
NiSource Inc.       | COMMON STOCK  |65473P105  |     1,651,903|      71,635|          X           |   02  |          71635
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
NRG Energy Inc      | COMMON STOCK  |629377102  |       824,368|      53,185|          X           |   02  |          53185
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
People's Energy Corp| COMMON STOCK  |711030106  |       715,170|      18,855|          X           |   02  |          18855
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
SBC Communications  | COMMON STOCK  |78387G103  |     2,314,555|      59,090|          X           |   02  |          59090
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Questar Corp.       | COMMON STOCK  |748356102  |     1,947,638|      77,750|          X           |   02  |          77750
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Telephone & Data Sys| COMMON STOCK  |879433100  |       901,539|      10,045|          X           |   02  |          10045
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Teco Energy Inc.    | COMMON STOCK  |872375100  |     1,723,574|      65,685|          X           |   02  |          65685
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Utilicorp United    | COMMON STOCK  |918005109  |     1,751,253|      69,577|          X           |   02  |          69577
Inc. Del            |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Verizon             | COMMON STOCK  |92343V104  |     1,642,733|      34,613|          X           |   02  |          34613
Communications      |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Worldcom Inc. -     | COMMON STOCK  |98157D106  |       815,401|      57,912|          X           |   02  |          57912
worldcom Group      |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
Williams Cos Inc.   | COMMON STOCK  |969457100  |     1,239,251|      48,560|          X           |   02  |          48560
                    |               |           |              |            |                      |       |
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
COLUMN TOTALS:      |               |           |    34,529,894|            |                      |       |


PAGE:    2 OF:   1      FORM 13F      NAME OF REPORTING MANAGER: Meeder Asset Management, Inc.            #28-1512    DATE:12/31/01

--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
                    |               |           |              |            |                      |       |
      ITEM 1:       |   ITEM 2:     | ITEM 3:   |    ITEM 4:   |   ITEM 5:  |        ITEM 6:       |ITEM 7:|        ITEM 8:
   NAME OF ISSUER   |TITLE OF CLASS | CUSIP     |  FAIR MARKET | SHARES OR  |INVESTMENT  DISCRETION|MANAGER| VOTING  AUTHORITY
                    |               | NUMBER    |     VALUE    | PRINC. AMT.|  SOLE  SHARED  OTHER |       |SOLE    SHARED    NONE
--------------------|---------------|-----------|--------------|------------|----------------------|-------|-----------------------
COLUMN TOTALS:      |               |           |             0|            |                      |       |
GRAND TOTAL:        |               |           |    34,529,894|            |                      |       |

                                                                                      DISCRETION                    VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP #       MARKET VALUE   SHARES    SOLE SHARED OTHER    MANAGER    SOLE SHARED OTHER
--------------            --------------    -------       ------------   ------    ---- ------ -----    -------    ---- ------ -----
Alberto Culver CLB          COMMON STOCKS   13068101       1,090,761.20   24,380    X                              X
Allegheny Tech              COMMON STOCKS   01741R102      1,182,550.00   70,600    X                              X
Allied Waste Industries     COMMON STOCKS   19589308       1,124,800.00   80,000    X                              X
American Greetings CL A     COMMON STOCKS   26375105       1,304,552.60   94,670    X                              X
American Power              COMMON STOCKS   29066107       1,226,208.00   84,800    X                              X
Andrew Corp.                COMMON STOCKS   34425108       1,156,492.48   52,832    X                              X
Ashland Inc                 COMMON STOCKS   44204105       1,336,320.00   29,000    X                              X
Autodesk Inc                COMMON STOCKS   52769106       1,083,066.20   29,060    X                              X
Avaya, Inc.                 COMMON STOCKS   53499109       1,185,868.34   97,602    X                              X
Ball Corp.                  COMMON STOCKS   58498106       1,617,616.00   22,880    X                              X
C.R. Bard, Inc.             COMMON STOCKS   67383109       1,496,400.00   23,200    X                              X
Barrick Gold Corp.          COMMON STOCKS   67901108         605,777.81   37,979    X                              X
Bausch & Lomb Inc           COMMON STOCKS   71707103       1,129,800.00   30,000    X                              X
Bemis Co., Inc.             COMMON STOCKS   81437105       1,414,416.80   28,760    X                              X
Big Lots Inc.               COMMON STOCKS   89302103       1,129,752.00  108,630    X                              X
Black & Decker              COMMON STOCKS   91797100       1,097,943.00   29,100    X                              X
Boise Cascade               COMMON STOCKS   97383103         999,213.80   29,380    X                              X
Brunswick Corp.             COMMON STOCKS   117043109      1,255,769.60   57,710    X                              X
CMS Energy Corp             COMMON STOCKS   125896100        749,736.00   31,200    X                              X
Centex Corp.                COMMON STOCKS   152312104      1,517,452.20   26,580    X                              X
Conexant Systems            COMMON STOCKS   207142100      1,042,536.00   72,600    X                              X
Cooper Tire & Rubber        COMMON STOCKS   216831107      1,374,156.00   86,100    X                              X
Adolph Coors Co.            COMMON STOCKS   217016104        951,054.00   17,810    X                              X
Crane Co.                   COMMON STOCKS   224399105      1,099,699.60   42,890    X                              X
Cummins Engine, Inc.        COMMON STOCKS   231021106      1,073,339.00   27,850    X                              X
Dana Corp.                  COMMON STOCKS   235811106      1,025,732.00   73,900    X                              X
Darden Restaurants Inc.     COMMON STOCKS   237194105        548,346.00   15,490    X                              X
Deluxe Corp                 COMMON STOCKS   248019101      2,169,644.40   52,180    X                              X
Dillards Inc-Cl A           COMMON STOCKS   254067101      1,155,200.00   72,200    X                              X
Eastman Chemical Co         COMMON STOCKS   277432100        753,086.00   19,300    X                              X
Englehard Corp              COMMON STOCKS   292845104        491,320.00   17,750    X                              X
FMC Corp                    COMMON STOCKS   302491303      1,198,330.00   20,140    X                              X
Fluor                       COMMON STOCKS   343412102      1,088,340.00   29,100    X                              X
Freeport McMoran Cl B       COMMON STOCKS   35671D857      1,571,316.50  117,350    X                              X
Goodrich (B.F.)             COMMON STOCKS   382388106        771,447.60   28,980    X                              X
Great Lakes Chemical        COMMON STOCKS   390568103        999,364.80   41,160    X                              X
Harrah's Entertainment      COMMON STOCKS   413619107        477,799.10   12,910    X                              X
Hasbro                      COMMON STOCKS   418056107      1,543,473.00   95,100    X                              X
Hercules Inc                COMMON STOCKS   427056106        944,000.00   94,400    X                              X
Humana                      COMMON STOCKS   444859102      1,049,310.00   89,000    X                              X
INCO Ltd                    COMMON STOCKS   453258402      1,037,575.00   61,250    X                              X
International Flavors       COMMON STOCKS   459506101      1,461,732.00   49,200    X                              X
K Mart                      COMMON STOCKS   482584109      1,149,330.00  210,500    X                              X
KB Home Com                 COMMON STOCKS   48666K109      1,207,010.00   30,100    X                              X
Liz Claiborne, Inc.         COMMON STOCKS   539320101      1,152,210.00   23,160    X                              X
Longs Drug Stores           COMMON STOCKS   543162101        254,374.40   10,880    X                              X
Louisiana-Pacific Corp      COMMON STOCKS   546347105        830,664.80   98,420    X                              X
HCR Manor Care, Inc.        COMMON STOCKS   564055101      1,360,954.00   57,400    X                              X
Maytag                      COMMON STOCKS   578592107        996,063.00   32,100    X                              X
McDermitt International     COMMON STOCKS   580037109      1,150,680.60   93,780    X                              X
Mead Corp                   COMMON STOCKS   582834107        997,747.00   32,300    X                              X
Mercury Interactive         COMMON STOCKS   589405109        985,420.00   29,000    X                              X
Meredith Corporation        COMMON STOCKS   589433101      1,096,594.00   30,760    X                              X
Millipore                   COMMON STOCKS   601073109      1,005,799.00   16,570    X                              X
Navistar Intl Corp.         COMMON STOCKS   6.39E+112      1,437,010.00   36,380    X                              X
Newmont Mining Corp         COMMON STOCKS   65163910600      383,136.39   20,049    X                              X
Niagara Mohawk Holdings     COMMON STOCKS   653520106      1,184,364.00   66,800    X                              X
Nicor, Inc.                 COMMON STOCKS   654086107      1,218,386.40   29,260    X                              X
Nordstrom Inc               COMMON STOCKS   655664100      1,078,259.00   53,300    X                              X
Novell                      COMMON STOCKS   670006105        906,984.00  197,600    X                              X
Office Depot Inc            COMMON STOCKS   676220106        821,322.00   44,300    X                              X
ONEOK, Inc.                 COMMON STOCKS   682680103        296,857.60   16,640    X                              X
Pactiv Corp                 COMMON STOCKS   695257105      1,483,900.00   83,600    X                              X
Pall Corp                   COMMON STOCKS   696429307      1,109,166.00   46,100    X                              X
Palm                        COMMON STOCKS   696642107      1,080,968.00  278,600    X                              X
Parametric Technologies     COMMON STOCKS   699173100      1,105,896.00  141,600    X                              X
JC Penney                   COMMON STOCKS   708160106        777,410.00   28,900    X                              X
People's Energy Corp.       COMMON STOCKS   711030106      1,030,558.10   27,170    X                              X
Perkinelmer Inc.            COMMON STOCKS   714046109        455,260.00   13,000    X                              X
Phelps Dodge Corp.          COMMON STOCKS   717265102      1,109,052.00   34,230    X                              X
Pinnacle West               COMMON STOCKS   723484101        765,855.00   18,300    X                              X
Placer Dome, Inc.           COMMON STOCKS   725906101        400,724.30   36,730    X                              X
Power-One                   COMMON STOCKS   739308104        847,374.00   81,400    X                              X
Pulte Homes Inc.            COMMON STOCKS   745867101      1,144,445.40   25,620    X                              X
Quintiles Transnational     COMMON STOCKS   748767100        775,056.00   48,200    X                              X
Reebok International Ltd    COMMON STOCKS   758110100      1,051,255.00   39,670    X                              X
Rockwell International      COMMON STOCKS   773903109      1,212,694.00   67,900    X                              X
Rowan Co., Inc.             COMMON STOCKS   779382100        812,765.20   41,960    X                              X
Ryder Systems               COMMON STOCKS   783549108      1,259,670.50   56,870    X                              X
Sapient Corp                COMMON STOCKS   803062108        630,724.00   81,700    X                              X
Sealed Air                  COMMON STOCKS   81211K100      1,293,994.00   31,700    X                              X
Sigma-Aldrich               COMMON STOCKS   826552101        993,132.00   25,200    X                              X
Snap-On, Inc.               COMMON STOCKS   833034101      1,092,603.60   32,460    X                              X
Stanley Works               COMMON STOCKS   854616109        488,985.00   10,500    X                              X
Sunoco Inc.                 COMMON STOCKS   86764P109      1,299,432.00   34,800    X                              X
Supervalu Inc               COMMON STOCKS   868536103      1,588,216.00   71,800    X                              X
Symbol Technology           COMMON STOCKS   871508107      1,237,052.00   77,900    X                              X
Tektronix                   COMMON STOCKS   879131100        799,695.60   31,020    X                              X
Temple-Inland Inc.          COMMON STOCKS   879868107      1,072,197.00   18,900    X                              X
Thomas & Betts              COMMON STOCKS   884315102      1,314,472.50   62,150    X                              X
Timken Co.                  COMMON STOCKS   887389104        367,933.20   22,740    X                              X
Tupperware Corp.            COMMON STOCKS   899896104      1,029,105.00   53,460    X                              X
USX U.S. Steel Group Inc    COMMON STOCKS   912909108      1,046,214.70   57,770    X                              X
Visteon Corp                COMMON STOCKS   92839U107      1,167,104.00   77,600    X                              X
Wendy's Int'l., Inc.        COMMON STOCKS   950590109      1,307,399.40   44,820    X                              X
Westvaco Corp.              COMMON STOCKS   961548104        901,865.00   31,700    X                              X
Winn-Dixie Stores Inc       COMMON STOCKS   974280109        769,500.00   54,000    X                              X
Worthington Ind             COMMON STOCKS   981811102      1,900,102.00  133,810    X                              X
Xerox                       COMMON STOCKS   984121103        603,318.00   57,900    X                              X
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